Leases - Schedule of Minimum Commitments Under Non-Cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 1,267
2022	1,305
2023	1,344
2024	1,384
2025	1,426
Thereafter	7,243
Total	$ 13,969